Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are granted to executives at the discretion of the Compensation Committee and generally are made around the end of the 2nd and 4th quarters of the Company’s fiscal year. The Compensation Committee may approve grants to be effective at any time, including in connection with the hiring of an executive. The Compensation Committee did not take material non-public information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In 2024, no stock options were granted to any named executive during the period beginning four business days before our filing of a Form 10-Q, Form 10-K, or Form 8-K that discloses material non-public information (other than a Form 8-K disclosing a material new option award grant under Item 5.02(e)) and ending one business day after the filing of such report.

Award Timing Method	The Compensation Committee may approve grants to be effective at any time, including in connection with the hiring of an executive. The Compensation Committee did not take material non-public information into account when determining the timing and terms of equity awards in 2024
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In 2024, no stock options were granted to any named executive during the period beginning four business days before our filing of a Form 10-Q, Form 10-K, or Form 8-K that discloses material non-public information
MNPI Disclosure Timed for Compensation Value	false